Intangible Assets and Cloud Computing Arrangements (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Cloud Computing Arrangements (Details) [Line Items]
Intangible asset	$ 63		$ 63		$ 63
Share based compensation	$ 461	$ (34)	$ 1,002	$ 8	131	$ 920
Previously Reported [Member]
Intangible Assets and Cloud Computing Arrangements (Details) [Line Items]
Capitalized for interest					119
Share based compensation					$ 17